Oil and Gas Assets	12 Months Ended
Apr. 30, 2012
Extractive Industries [Abstract]
Oil and Gas Assets

5.	Oil and Gas Assets:

The following table summarizes the oil and gas assets by project:

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830
Additions	243,409	-	-		-	-	243,409
Disposals	(178,339)	-	-	(7100)	-	(246,550)	(431,989)
Depletion	(261,061)	-	-	-	-	-	(261,061)
Impairment	(15,218,009)	(100,000)		(91,114)	-	(971,043)	(16,380,166)
Foreign currency translation	-				-	(21,023)	(21,023)
Balance, April 30, 2012	$950,000	$-	$75,000	$-	$-	$100,000	$1,125,000

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, May 1, 2010	$24,936,309	$3,215,682	$686,209	$94,613	$-	$1,354,996	$30,287,809
Additions	1,516,465	102,364	-	4,745	-	-	1,623,574
Depletion	(720,740)	-	-	-	-	-	(720,740)
Impairment	(9,066,590)	(3,179,174)	(602,913)	-	-	-	(12,848,677)
Foreign currency translation	(301,444)	(38,872)	(8,296)	(1,144)	-	(16,380)	(366,136)
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830

Cost	Missouri (a)	Kentucky(b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, April 30, 2009	$22,462,582	$2,695,991	$1,273,963	$83,803	$251,460	$1,529,053	$28,296,852
Additions	714,821	49,223	15,413	-	-	5,557	785,014
Recoveries and transfers	38,311	-	-	(3,200)	(323)	(4,719)	30,069
Disposition	(2,011,529)	-	-	-	-	(379,548)	(2,391,077)
Depletion	(95,815)	-	-	-	-	-	(95,815)
Impairment	-	-	(816,696)	-	(290,237)	(55,612)	(1,162,545)
Foreign currency translation	3,827,939	470,468	213,529	14,010	39,100	260,265	4,825,311
Balance, April 30, 2010	$24,936,309	$3,215,682	$686,209	$94,613	$-	$1,354,996	$30,287,809

During the year ended April 30, 2012, the Company capitalized approximately $121,000 (2011-$181,000; 2010 - $161,000), of administrative costs and $nil (2011-$9,945; 2010 - $50,846), of stock-based compensation costs, which have been included as part of the Missouri project additions.

In conjunction with the Preferred B Option (note 11), for a period which is the latter of the Series B Preferred Shares (or the underlying investment rights to buy Series B Preferred Shares) being outstanding or August 28, 2011, Mega Partners 1, LLC (“MP1”), an entity controlled by a Director of the Company who was elected September 7, 2012, held rights to acquire additional property interests as follows:

●	MP1 has the option to acquire up to a 20% proportionate interest in any of the Company’s properties outside of the Deerfield Area by paying a proportionate 133% of the Company’s costs-to-date in respect of such property.

●	MP1 has the option to participate with the Company in any future oil and gas property acquisitions for a proportionate 20% share of any such acquisitions.

(a)	Missouri

Effective July 1, 2010, Petro reacquired the 10% working interest in the Company’s Marmaton River and Grassy Creek projects it had sold during fiscal 2010 to MP1, in exchange for a 2.75% gross overriding royalty interest on the projects. Following this acquisition, Petro has a 100% working interest in both projects.

MP1 retains the option to acquire up to a 10% interest in future projects within the Deerfield Area, on a project by project basis, by paying up to a US $300,000 equalization payment per project and thereafter its proportionate share of all future development and operating costs in respect of such project, including a proportionate share of facility costs.

As of April 30, 2012, the Company determined it necessary to impair the oil and gas properties by $15,218,009. Management concluded that an impairment was necessary after analyzing the current capitalization of the Company and analyzing the capital needs of each of the oil and gas projects. Managements assessment was based on its lack of success in raising funds necessary to commercialize its assets. The Company impaired the assets to salvage values.

As of April 30, 2011 the company performed a ceiling test calculation to assess the ceiling limitation of the proved oil properties in Missouri and determined that its net capitalized costs for the Missouri projects exceeded the ceiling limitation. As a result, the Company recorded an impairment charge of $9,066,590 (2010 - $nil) on the Missouri projects.

During 2012, the Company earned an average price of $76.75 per barrel of oil equivalent (boe) (2011 -$59; 2010 -$52.90) and incurred operating expenses of $351.71 per boe (2011 -$130.70; 2010 -$132.80). The Company’s 2012 depletion rate was $46.75 per boe (2011 -$27.15; 2010 -$6.02).

(b)	Kentucky

The Company has a 37.5% working interest in the shallow rights and an additional 37.5% working interest in the deep rights in certain oil and gas leases totaling approximately 29,147 unproved net mineral acres (10,930 net acres).

On September 21, 2010, the Company and its 62.5% working interest partner (together the “Farmor”) signed a farm-out agreement for their interest in 5,100 net acres in the Little Muddy Area of Butler County, Kentucky.

On December 4, 2010, this farm-out agreement was expanded to cover the full 29,147 unproved net mineral acres. All acreage leased in Kentucky by the Farmor and the Farmee in Butler, Warren, Edmonson and Muhlenberg counties shall be pooled and be subject to the new agreement, including approximately 1,000 net acres owned by the Farmee which are contiguous with Farmor’s leases.

In 2011, the Farmee, at its sole cost, will drill, test and complete or abandon wells at locations of its choice on the joint lands, test production technologies and construct any production facilities required. Upon Farmee recovering all of its project development costs out of 100% of the working interest revenue attributable to each production project on the joint lands, the working interest in, and revenue from, each such project will be shared 50% by the Farmee and 50% by the Farmor (Petro 18.75%, working interest partner 31.25%). During each year of the 4-year term of this agreement, the Farmee is required to pay all lease rentals attributable to the joint lands and drill a sufficient number of wells to hold a minimum of 15% of the joint lands. The parties will share any sale proceeds from the pooled lands, net of cost recovery, in proportion to their respective working interests.

During the year ended April 30, 2012, the Company recorded an impairment charge of $100,000 (2011 -$3,179,174; 2010 - $nil) on the Kentucky project as a result of the lack of development activity by the Farmee and the curtailment of Company plans to continue exploration on the project due to a lack of available capital. As a result of these factors and to help raise capital for other purposes the Company is seeking to depose of its interest in this property. To date no offers have been received on the property and the amount that may be ultimately realized is uncertain.

(c)	Montana

The Montana leasehold is in the Devils Basin prospect and totals 1,175 gross acres (881 net). Petro currently owns a 75% working interest in this prospect. Gravis has no immediate plans to develop this property. On April 17, 2012 the Teton Prospect leases totalling 2,807 gross acres (1137 net) expired.

During the year ended April 30, 2012 the Company recorded an impairment charge of $nil (2011 -$602,913; 2010 - $816,696) on the Montana project. The 2011impairment was recorded due to the expiry of leases and curtailment of plans to continue exploration on the lands in the near term because of the lack of capital available for this project. The remaining costs represent the Company’s estimate of the fair value of the leases as determined by sales in the area for long term leases with farmout potential and related seismic value.

(d)	Kansas

The Chetopa project consists of a 100% interest in two oil and gas leases covering 385 net mineral acres located two miles south of Chetopa, Kansas. The project was suspended in fiscal 2009. On April 2, 2012, the Company sold its suspended Chetopa pre-commercial heavy oil demonstration project including certain oil and gas equipment and a 100% interest in one oil and gas lease covering 320 net acres for cash consideration of $7,100 and for a royalty of $5 per bbl. on future production with a royalty cap of $1,000,000. One lease of 65 acres expired during the year ended April 30, 2012. During the year ended April 30, 2012 the Company recorded an impairment charge of $91,114(2011 -$nil; 2010 - $nil).

(e)	Texas

At April 30, 2012 all the Company’s Texas leases are expired.  The Company has recorded an abandonment liability of $260,482 with respect to five remaining wells and leases. During the years ended April 30, 2011 and 2010, the Company recorded an impairment change of $nil and $290,237, respectively.

(f)	Other

Other property consists primarily of four used steam generators and related equipment that will be assigned to future projects. In March of 2012, the Company sold one of its five steam generators, located in Lloydminster, Alberta for cash consideration of $219,154. During the year ended April 30, 2012, the Company recorded an impairment charge of $971,043 (2011 -$nil; 2010 - $55,612).